SUPPLEMENT DATED OCTOBER 1, 2010
TO THE BB&T FUNDS CLASS A, CLASS B AND CLASS C SHARES
PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,
EACH DATED FEBRUARY 1, 2010, AS AMENDED, AND THE BB&T EQUITY INDEX FUND
CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS AND INSTITUTIONAL
SHARES PROSPECTUS, EACH DATED MAY 1, 2010, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Funds’ Class A, Class B and Class C Shares Prospectus and Institutional and Class R Shares Prospectus (the “BB&T Funds Prospectuses”), each dated February 1, 2010, as amended, and the BB&T Equity Index Fund Class A, Class B, and Class C Shares Prospectus and Institutional Shares Prospectus (the “BB&T Equity Index Fund Prospectuses”, collectively with the BB&T Funds Prospectuses, the “Prospectuses”), each dated May 1, 2010, as amended:
All BB&T Funds
Effective immediately, Sterling Capital Management LLC (“Sterling Capital”) replaces BB&T Asset Management, Inc. as the investment adviser and administrator to the BB&T Funds (the “Funds”). References in the Prospectuses to “BB&T Asset Management, Inc.” and “BB&T Asset Management” are replaced with “Sterling Capital Management LLC” and “Sterling Capital”, respectively.
In addition, the first four paragraphs under the heading “The Investment Advisers” in the BB&T Funds’ Prospectuses and the first two paragraphs under the heading “The Investment Adviser - Adviser to the Fund” in the BB&T Equity Index Fund Prospectuses are deleted and replaced with the following:
Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970.
As of June 30, 2010, Sterling Capital had approximately $15 billion in assets under management.
BB&T Total Return Bond Fund and BB&T Mid Cap Value Fund
Prior to October 1, 2010, Sterling Capital served as sub-adviser to the BB&T Total Return Bond Fund and BB&T Mid Cap Value Fund. Because Sterling Capital is now the investment adviser for the Funds, there is no longer a sub-adviser associated with the investment management of the BB&T Total Return Bond Fund and BB&T Mid Cap Value Fund.
Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE.
PRO-ADVSUP-1010

SUPPLEMENT DATED OCTOBER 1, 2010 TO THE
STATEMENT OF ADDITIONAL INFORMATION
OF BB&T FUNDS DATED FEBRUARY 1, 2010, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Funds Statement of Additional Information dated February 1, 2010, as amended (the “SAI”):
Effective immediately, Sterling Capital Management LLC (“Sterling Capital”) replaces BB&T Asset Management, Inc. (“BB&T Asset Management”) as the investment adviser and administrator to the BB&T Funds (the “Funds”). References in the SAI to “BB&T Asset Management, Inc.” and “BB&T Asset Management” are replaced with “Sterling Capital Management LLC” and “Sterling Capital”, respectively.
Prior to October 1, 2010, BB&T Asset Management served as investment adviser to each series of the Funds (except the Sterling Capital Small Cap Value Fund) and Sterling Capital served as investment adviser to the Sterling Capital Small Cap Value Fund, each pursuant to an investment advisory agreement. BB&T Asset Management also had entered into investment sub-advisory agreements with each of Artio Global Management LLC (“Artio”), Federated Investment Management Company (“Federated”), Scott & Stringfellow LLC (“Scott & Stringfellow”), and Sterling Capital to provide sub-advisory services to certain BB&T Funds (such advisory and sub-advisory agreements, collectively, the “Pre-Reorganization Agreements”). The Pre-Reorganization Agreements are described in the SAI under the headings “INVESTMENT ADVISERS” and “SUB-ADVISERS.” The Pre-Reorganization Agreements automatically terminated on October 1, 2010 in connection with the closing of a reorganization transaction involving Sterling Capital, an independently managed subsidiary of BB&T Corporation, followed by the merger of BB&T Asset Management with and into Sterling Capital.
The Board of Trustees and shareholders approved a new investment advisory agreement between the Funds, on behalf of each series thereof, and Sterling Capital, as well as new investment sub-advisory agreements between Sterling Capital and each of (i) Artio, with respect to BB&T International Equity Fund; (ii) Federated, with respect to BB&T National Tax-Free Money Market Fund and BB&T Prime Money Market Fund; and (iii) Scott & Stringfellow, with respect to BB&T Equity Income Fund and BB&T Special Opportunities Equity Fund. The new investment advisory and sub-advisory agreements (collectively, the “Post-Reorganization Agreements”) became effective with respect to a Fund upon the automatic termination of the corresponding Pre-Reorganization Agreement. The terms of the Post-Reorganization Agreements are substantially identical to those of the Pre-Reorganization Agreements.
Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SAI-ADVSUP-1010

SUPPLEMENT DATED OCTOBER 1, 2010 TO THE
STATEMENT OF ADDITIONAL INFORMATION
OF BB&T EQUITY INDEX FUND DATED MAY 1, 2010, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Equity Index Fund Statement of Additional Information dated May 1, 2010, as amended (the “SAI”):
Effective immediately, Sterling Capital Management LLC (“Sterling Capital”) replaces BB&T Asset Management, Inc. (“BB&T Asset Management”) as the investment adviser and administrator to the BB&T Equity Index Fund (the “Fund”). References in the SAI to “BB&T Asset Management, Inc.” and “BB&T Asset Management” are replaced with “Sterling Capital Management LLC” and “Sterling Capital”, respectively.
Prior to October 1, 2010, BB&T Asset Management served as investment adviser to the Fund pursuant to an investment advisory Agreement (“Pre-Reorganization Agreement”). The Pre-Reorganization Agreement is described in the SAI under the heading “INVESTMENT ADVISER.” The Pre-Reorganization Agreement automatically terminated on October 1, 2010 in connection with the closing of a reorganization transaction involving Sterling Capital, an independently managed subsidiary of BB&T Corporation, followed by the merger of BB&T Asset Management with and into Sterling Capital.
The Board of Trustees and shareholders approved a new investment advisory agreement between BB&T Funds, on behalf of the Fund, and Sterling Capital. The new investment advisory (the “Post-Reorganization Agreement”) became effective with respect to the Fund upon the automatic termination of the Pre-Reorganization Agreement. The terms of the Post-Reorganization Agreement are substantially identical to those of the Pre-Reorganization Agreement.
Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
EQX-SAISUP-1010